SHARE BASED COMPENSATION AND BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2014
SHARE BASED COMPENSATION AND BENEFIT PLANS [Abstract]
Summary of outstanding stock option grants and transactions
A summary of outstanding stock option grants and related transactions follows:

			Weighted-
			Average
		Average	Remaining	Aggregated
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Term (Years)	Value
	(In thousands)
Outstanding at January 1, 2014	320,300	$4.52
Granted	-
Exercised	(32,896)	2.93
Forfeited	(5,300)	5.22
Expired	(284)	3.46
Outstanding at December 31, 2014	281,820	$4.69	7.10	$2,431
Vested and expected to vest at December 31, 2014	277,216	$4.69	7.08	$2,394
Exercisable at December 31, 2014	198,884	$4.62	6.68	$1,752

Summary of non-vested restricted stock and stock units and transactions
A summary of outstanding non-vested stock and related transactions follows:

		Weighted-
		Average
	Number	Grant Date
	of Shares	Fair Value
Outstanding at January 1, 2014	303,980	$3.77
Granted	105,624	13.79
Vested	-
Forfeited	(2,474)	13.34
Outstanding at December 31, 2014	407,130	$6.31

Summary of weighted-average assumptions used in Black-Scholes option pricing model for grants of stock options
A summary of the weighted-average assumptions used in the Black-Scholes option pricing model for grants of stock options follows (no stock options were granted in 2014):

	2013	2012
Expected dividend yield	0.31%	0.74%
Risk-free interest rate	1.12	0.88
Expected life (in years)	6.00	6.00
Expected volatility	101.30%	100.01%
Per share weighted-average grant date fair value	$4.98	$2.04

Information regarding options exercised
Certain information regarding options exercised during the periods ending December 31 follows:

	2014	2013	2012
	(In thousands)
Intrinsic value	$321	$117	$3
Cash proceeds received	$96	$39	$4
Tax benefit realized	$112	$-	$-